UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04409

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Eaton Vance Municipals Trust
--------------------------------------------------------------------------------------------------------------------------
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Alabama Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04- 6/30/05

Prior to September 24, 2004, Eaton Vance Alabama Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Alabama Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892270 and its file number is 811-7174.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Arizona Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		7/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 17, 2004, Eaton Vance Arizona Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Arizona Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892271 and its file number is 811-7176.


During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Arkansas Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance Arkansas Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Arkansas Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 916019 and its file number is 811-8204.

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance California Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance California Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of California Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892305 and its file number is 811-7216.

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Colorado Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		7/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 17, 2004, Eaton Vance Colorado Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Colorado Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892272 and its file number is 811-7178.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Connecticut Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		7/31

Date of reporting period:  7/1/04-6/30/05


Prior to September 17, 2004, Eaton Vance Connecticut Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Connecticut Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892273 and its file number is 811-7180.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Florida Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance Florida Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Florida Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892274 and its file number is 811-7182.

During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Georgia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31


Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance Georgia Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Georgia Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 26, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892275 and its file number is 811-7184.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Kentucky Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance Kentucky Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Kentucky Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892294 and its file number is 811-7186.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Louisiana Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance Louisiana Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Louisiana Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 30, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 916017 and its file number is 811-8208.

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Maryland Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: July 1, 2004 through June 30, 2005

Prior to September 24, 2004, Eaton Vance Maryland Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Maryland Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892293 and its file number is 811-7188.


During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Massachusetts Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance Massachusetts Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Massachusetts Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 31, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892292 and its file number is 811-7190.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Michigan Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		7/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 17, 2004, Eaton Vance Michigan Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Michigan Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 30, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892290 and its file number is 811-7192.


During the period, the Fund held no securities which required a proxy vote.




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Minnesota Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		7/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 17, 2004, Eaton Vance Minnesota Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Minnesota Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 30, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892289 and its file number is 811-7194.

During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Mississippi Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance Mississippi Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Mississippi Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 901231 and its file number is 811-7646.

During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Missouri Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2005, Eaton Vance Missouri Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Missouri Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 30, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892288 and its file number is 811-7196.

During the period, the Fund held no securities which required a proxy vote.




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance National Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance National Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of National Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892269 and its file number is 811-7172.

During the period, the Fund held no securities which required a proxy vote.




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance New Jersey Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		7/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 17, 2004, Eaton Vance New Jersey Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of New Jersey Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892280 and its file number is 811-7198.

During the period, the Fund held no securities which required a proxy vote.




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance New York Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance New York Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of New York Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892279 and its file number is 811-7200.




 PORT AUTHORITY NY & NJ SPL PJ                                                               Agenda Number:  932214846
--------------------------------------------------------------------------------------------------------------------------
        Security:  73358EAA2
    Meeting Type:  Consent
    Meeting Date:  17-Sep-2004
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     I FAVOR KEEPING THE SLOTS AS COLLATERAL AND               Mgmt          No vote
       RELEASING CONTINENTAL S GUARANTEE

02     I FAVOR RELEASING THE SLOTS AS COLLATERAL AND             Mgmt          No vote
       KEEPING CONTINENTAL S GUARANTEE




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance North Carolina Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance North Carolina Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of North Carolina Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892278 and its file number is 811-7202.

During the period, the Fund held no securities which required a proxy vote.





ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Ohio Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance Ohio Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Ohio Municipals Portfolio (the "Portfolio"), a master fund registered under the Investment Company
Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892277 and its file number is 811-7204.

During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Oregon Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance Oregon Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Oregon Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892276 and its file number is 811-7206.

During the period, the Fund held no securities which required a proxy vote.




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Pennsylvania Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		7/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 17, 2004, Eaton Vance Pennsylvania Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Pennsylvania Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892313 and its file number is 811-7208.


During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Rhode Island Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance Rhode Island Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Rhode Island Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 901238 and its file number is 811-7650.

During the period, the Fund held no securities which required a proxy vote.




ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance South Carolina Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance South Carolina Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of South Carolina Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 916018 and its file number is 811-8206.

During the period, the Fund held no securities which required a proxy vote.





ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Tennessee Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)
255 State Street, Boston, Massachusetts, 02109

(Address of principal executive offices)             (Zip code)
Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance Tennessee Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Tennessee Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892312 and its file number is 811-7210.


During the period, the Fund held no securities which required a proxy vote.





ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance Virginia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		8/31

Date of reporting period: 7/1/04-6/30/05

Prior to September 24, 2004, Eaton Vance Virginia Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of Virginia Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29 , 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 892307 and its file number is 811-7214.

During the period, the Fund held no securities which required a proxy vote.



ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	      	N/A

Eaton Vance West Virginia Municipals Fund, a series of Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)             (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 482-8260

Date of fiscal year end:		9/30

Date of reporting period: 7/1/04-6/30/05

Prior to October 1, 2004, Eaton Vance West Virginia Municipals Fund (the "Fund") was a feeder fund that invested exclusively in shares of West Virginia Municipals Portfolio (the "Portfolio"), a master fund registered under the
Investment Company Act of 1940.  The proxy voting record of the Portfolio filed on August 29, 2005 can be found on the Securities and Exchange Commission's website (www.sec.gov).  The Portfolio's CIK number is 901234 and its file number is 811-7648.


During the period, the Fund held no securities which required a proxy vote.








SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Municipals Trust
By (Signature)       /s/ Thomas J. Fetter
Name                 Thomas J. Fetter
Title                President
Date                 08/31/05